RELATED PARTY BALANCES AND TRANSACTIONS - (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Purchase of certain media information system from related party	$ 0	$ 82	$ 66
Due to related party for purchase of certain media information system		44
Amounts due from Rujia for guarantee deposit		$ 23